INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY - Parent company investment (Details)	6 Months Ended
Dec. 31, 2018 USD ($)
INFORMATION ABOUT UNAUDITED INTERIM CONDENSED CONSOLIDATED COMPONENTS OF EQUITY
Capital contributions	$ 294,041
Intangible contributed	623,022
Incorporation of financial debt	(11,627,501)
Recognized contribution	$ (10,710,438)